Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Operating revenues	$ 405,346	$ 352,922	$ 319,665
Operating revenues—Unigas Pool	46,345	27,004	0
Operating revenues—Luna Pool collaborative arrangements	22,101	26,555	12,830
Total operating revenues	473,792	406,481	332,495
Expenses
Brokerage commissions	5,900	4,802	5,095
Voyage expenses	78,674	71,953	63,372
Voyage expenses—Luna Pool collaborative arrangements	20,716	20,913	12,418
Vessel operating expenses	159,266	131,183	109,503
Depreciation and amortization	126,220	88,486	76,681
Profit from sale of vessels	(4,721)	0	0
Impairment losses on vessels	0	63,581	0
General and administrative costs	27,439	28,881	23,871
Other income	(364)	(367)	(199)
Total operating expenses	413,130	409,432	290,741
Operating income/(loss)	60,662	(2,951)	41,754
Other income/(expense)
Foreign currency exchange gain/(loss) on senior secured bonds	6,589	2,146	(1,931)
Realized loss on cross currency interest rate swap	(6,270)	0	0
Unrealized gain on non-designated derivative instruments	25,124	791	2,762
Interest expense	(50,840)	(38,682)	(41,080)
Loss on repayment of senior bonds	(1,102)	0	(479)
Write off of deferred financing costs	(212)	0	(155)
Interest income	1,082	302	408
Income/(loss) before income taxes and share of result of equity method investments	35,033	(38,394)	1,279
Income taxes	(5,949)	(1,969)	(617)
Share of results of equity method investments	25,794	11,147	651
Net income/(loss)	54,878	(29,216)	1,313
Net income attributable to non-controlling interest	(1,405)	(1,748)	(1,756)
Net income/(loss) attributable to stockholders of Navigator Holdings Ltd.	$ 53,473	$ (30,964)	$ (443)
Gain/(loss) per share attributable to stockholders of Navigator Holdings Ltd.:
Basic:	$ 0.69	$ (0.48)	$ (0.01)
Diluted:	$ 0.69	$ (0.48)	$ (0.01)
Weighted average number of shares outstanding:
Basic:	77,234,830	64,669,567	55,885,376
Diluted:	77,558,494	64,669,567	55,885,376